Quarterly Holdings Report
for
Fidelity® Nordic Fund
July 31, 2025
NOR-NPRT3-0925
1.804855.121
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 0.5%
Industrials - 0.5%
Aerospace & Defense - 0.5%
DroneShield Ltd (a)(b)	686,127	1,640,128
DENMARK - 25.5%
Consumer Staples - 1.3%
Beverages - 1.3%
Carlsberg AS Series B	33,100	4,126,487
Financials - 5.6%
Banks - 3.6%
Danske Bank A/S	285,800	11,382,625
Insurance - 2.0%
Tryg A/S	258,483	6,240,028
TOTAL FINANCIALS		17,622,653

Health Care - 10.2%
Health Care Equipment & Supplies - 0.7%
Demant A/S (b)	61,100	2,326,018
Pharmaceuticals - 9.5%
ALK-Abello A/S Series B (b)	82,900	2,423,342
Novo Nordisk A/S Series B	589,100	27,397,866
		29,821,208
TOTAL HEALTH CARE		32,147,226

Industrials - 5.9%
Air Freight & Logistics - 5.3%
DSV A/S	74,900	16,783,968
Electrical Equipment - 0.6%
Vestas Wind Systems A/S	97,300	1,776,512
TOTAL INDUSTRIALS		18,560,480

Materials - 2.5%
Chemicals - 2.5%
Novonesis Novozymes B Series B	123,500	8,039,797
TOTAL DENMARK		80,496,643
FINLAND - 13.0%
Financials - 7.7%
Banks - 5.2%
Nordea Bank Abp (Sweden)	1,112,844	16,256,270
Insurance - 2.5%
Sampo Oyj A Shares	744,300	7,997,905
TOTAL FINANCIALS		24,254,175

Industrials - 1.8%
Machinery - 1.8%
Wartsila OYJ Abp	205,900	5,695,747
Information Technology - 1.9%
Communications Equipment - 1.9%
Nokia Oyj	1,430,000	5,855,315
Materials - 0.3%
Paper & Forest Products - 0.3%
UPM-Kymmene Oyj	47,300	1,225,911
Utilities - 1.3%
Electric Utilities - 1.3%
Fortum Oyj	223,600	4,105,723
TOTAL FINLAND		41,136,871
GERMANY - 1.4%
Industrials - 1.4%
Electrical Equipment - 1.4%
Siemens Energy AG (b)	38,900	4,503,794
NORWAY - 12.0%
Communication Services - 2.3%
Media - 2.3%
Vend Marketplaces ASA B Shares	190,600	7,182,505
Consumer Staples - 1.2%
Food Products - 1.2%
Mowi ASA	204,800	3,833,054
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Equinor ASA	305,000	7,834,712
Financials - 3.2%
Banks - 3.2%
DNB Bank ASA	392,700	9,963,072
Industrials - 1.4%
Aerospace & Defense - 1.4%
Kongsberg Gruppen ASA	149,900	4,491,041
Materials - 1.1%
Metals & Mining - 1.1%
Norsk Hydro ASA	559,600	3,316,744
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Selvaag Bolig ASA	321,200	1,149,506
TOTAL NORWAY		37,770,634
SWEDEN - 38.6%
Consumer Discretionary - 2.8%
Broadline Retail - 0.8%
Rusta AB	323,400	2,532,228
Specialty Retail - 2.0%
Haypp Group AB (b)	405,346	6,335,310
TOTAL CONSUMER DISCRETIONARY		8,867,538

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Axfood AB B Shares	34,600	1,032,424
Financials - 7.1%
Capital Markets - 1.5%
Nordnet AB	170,100	4,604,694
Financial Services - 5.6%
Investor AB B Shares	609,500	17,713,590
TOTAL FINANCIALS		22,318,284

Health Care - 1.4%
Health Care Equipment & Supplies - 0.5%
Surgical Science Sweden AB (b)	111,667	1,688,252
Life Sciences Tools & Services - 0.9%
AddLife AB B Shares	162,400	2,868,346
TOTAL HEALTH CARE		4,556,598

Industrials - 20.8%
Aerospace & Defense - 3.4%
Saab AB B Shares	197,200	10,726,501
Building Products - 4.0%
Assa Abloy AB B Shares	265,100	8,772,226
Munters Group AB (a)(c)	267,000	3,763,924
		12,536,150
Industrial Conglomerates - 0.9%
Nolato AB B Shares	481,500	2,855,283
Machinery - 12.5%
Atlas Copco AB B Shares	1,031,700	13,980,132
Beijer Alma AB B Shares	140,727	3,795,176
Indutrade AB	298,900	7,279,185
Sandvik AB	592,700	14,482,605
		39,537,098
TOTAL INDUSTRIALS		65,655,032

Information Technology - 4.8%
Electronic Equipment, Instruments & Components - 4.0%
Hexagon AB B Shares	444,200	4,880,905
Lagercrantz Group AB B Shares	323,653	7,531,543
		12,412,448
Technology Hardware, Storage & Peripherals - 0.8%
Dynavox Group AB (b)	203,100	2,626,601
TOTAL INFORMATION TECHNOLOGY		15,039,049

Materials - 1.2%
Paper & Forest Products - 1.2%
Svenska Cellulosa AB SCA B Shares	293,600	3,684,527
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Swedish Logistic Property AB B Shares (b)	142,304	576,383
TOTAL SWEDEN		121,729,835
SWITZERLAND - 1.3%
Industrials - 1.3%
Building Products - 1.3%
Belimo Holding AG	3,450	4,049,954
TAIWAN - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd	75,000	2,880,931
Taiwan Semiconductor Manufacturing Co Ltd ADR	21,300	5,146,506

TOTAL TAIWAN		8,027,437
UNITED KINGDOM - 1.8%
Consumer Staples - 1.3%
Tobacco - 1.3%
British American Tobacco PLC	75,400	4,039,733
Financials - 0.5%
Financial Services - 0.5%
Enity Holding AB	178,149	1,488,813
TOTAL UNITED KINGDOM		5,528,546
UNITED STATES - 0.4%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	1,900	1,190,426
TOTAL COMMON STOCKS (Cost $237,588,385)		306,074,268

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $5,367,556)	4.33	5,366,483	5,367,556

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $242,955,941)	311,441,824
NET OTHER ASSETS (LIABILITIES) - 1.3%	4,140,448
NET ASSETS - 100.0%	315,582,272

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,404,052 or 1.7% of net assets.

(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,763,924 or 1.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,501,575	70,127,452	74,261,471	254,083	-	-	5,367,556	5,366,483	0.0%
Fidelity Securities Lending Cash Central Fund	976,198	22,659,748	23,635,946	5,352	-	-	-	-	0.0%
Total	10,477,773	92,787,200	97,897,417	259,435	-	-	5,367,556

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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